Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Balance Sheets	The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:
	As of December 31,
	2022	2023
Current assets
Cash	96,552	135,344
Accounts receivable, net of allowance for doubtful accounts	41,441	76,114
Amounts due from related parties	41,123	168,450
Prepaid expenses and other current assets	131,073	240,367
Total current assets	310,189	620,275
Property and equipment, net	67,206	58,750
Intangible assets, net	7	951
Goodwill	30,347	30,347
Deferred tax assets	5,745	13,078
Other non-current assets	47,177	33,350
Total assets	460,671	756,752
Current liabilities
Contract liabilities	135,703	134,125
Bank loan	33,572	87,970
Borrowings under financing arrangements	20,540	-
Accounts payable	10,615	17,615
Accrued expenses and other payables	42,183	262,007
Income tax payables	9,251	17,714
Amounts due to related parties	45,781	135,768
Total current liabilities	297,645	655,199
Borrowings under financing arrangements	24,987	-
Other payables	1,270	-
Deferred tax liabilities	4,285	5,300
Total liabilities	328,187	660,499

Schedule of Consolidated Statements of Comprehensive Income	The table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income:
	Years Ended December 31,
	2021	2022	2023
Net revenues	307,343	230,238	202,340
Net income/(loss)	11,182	8,154	(37,015)

Schedule of Estimated Useful Lives	The estimated useful lives are presented below.
Category	Estimated useful life
Buildings	18 - 20 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	6 - 10 years
Electronic equipment	4 - 5 years
Vehicles	5 years

Schedule of Amortization of Finite-Lived Intangible Assets	Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The amortization periods by intangible asset classes are as follows:
Category	Estimated useful life
Systems software	2-10 years